Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Textual)
Cash underwriting discount rate	$ 0.20	$ 0.20
Sale of stock underwriting fees	$ 6.0	$ 6.0
Payable to the underwriters per share	$ 0.35	$ 0.35
Sale of stock deferred underwriting fees	$ 10.5	$ 10.5